Schedule of Investments (unaudited) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 126.9%

Alabama — 1.6%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$805	$903,975
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	4,221,288

		5,125,263

Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	185	185,218

Arizona — 0.6%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,685	1,794,710

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	2,455	2,555,753

California — 8.5%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	2,095	3,106,864
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	3,170	3,334,396
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	890	1,008,762
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	1,475	1,544,871
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	145	162,831
5.25%, 08/15/49	370	410,204
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	225	259,112
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,495	1,598,813

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(a):
5.00%, 12/01/41	$290	$322,523
5.00%, 12/01/46	455	502,688
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	5,930	6,089,517
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	360	421,578
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	2,745	2,775,854
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 08/01/42(c)	2,000	957,760
State of California, GO, Various Purposes, 6.00%, 03/01/33	2,525	2,595,119
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	879,478
Sub-Series I-1, 6.38%, 11/01/19(b)	1,185	1,200,512
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	260	260,283

		27,431,165

Colorado — 1.0%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,705	2,200,115
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,064,060

		3,264,175

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,387,939

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,174,837
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,165	1,321,786

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$4,065	$4,181,625

		6,678,248

District of Columbia — 5.8%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	435	523,757
Georgetown University Issue, 5.00%, 04/01/42	355	419,156
Kipp Charter School, Series A, 6.00%, 07/01/23(b)	240	283,855
The Catholic University of America Issue, 5.00%, 10/01/48	2,315	2,684,428
Metropolitan Washington Airports Authority, Refunding ARB:
Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,010	2,143,565
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(c)	6,515	3,933,952
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,510,095
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33(c)	6,590	4,342,612
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34(c)	4,830	3,050,097

		18,891,517

Florida — 5.2%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	470	504,789
5.00%, 05/01/48	1,175	1,227,946
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,340	1,516,612
County of Collier Health Facilities Authority, RB, Moorings, Inc., Series A, 5.00%, 05/01/48	1,190	1,381,150
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	1,165	1,222,644

Security	Par (000)	Value

Florida (continued)
County of Palm Beach Health Facilities Authority, RB, Acts Retirement-Life Communities, Inc., 5.00%, 11/15/45	$4,500	$5,160,375
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,015	3,407,734
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	2,190	2,350,439

		16,771,689

Georgia — 4.5%
Country of Fulton Development Authority, Refunding RB, Robert W. Woodruff Arts Center, Inc. Project, 4.00%, 03/15/44	5,000	5,229,900
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,825	1,955,670
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	515	597,153
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/19(b)	130	131,326
Glynn-Brunswick Memorial Hospital Authority, RB, Southeast Georgia Health System Project, 5.00%, 08/01/47	2,500	2,808,700
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	490	630,885
5.00%, 05/15/36	490	635,060
5.00%, 05/15/37	540	705,434
5.00%, 05/15/38	295	387,515
5.00%, 05/15/49	985	1,329,996

		14,411,639

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	1,355	1,403,360

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	745	883,466

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 14.5%
Chicago Board of Education, GO:
Dedicated Revenues, Series H, 5.00%, 12/01/36	$450	$498,326
Project, Series C, 5.25%, 12/01/35	1,465	1,591,166
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/25	815	921,357
Dedicated Revenues, Series F, 5.00%, 12/01/24	615	685,627
Dedicated Revenues, Series G, 5.00%, 12/01/34	450	501,885
Series C, 5.00%, 12/01/25	645	729,173
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	535	590,683
5.00%, 12/01/46	1,380	1,450,794
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	778	779,735
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	5,865	6,305,461
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,050	1,118,722
City of Chicago Illinois Waterworks, Refunding RB:
2nd Lien (AGM), 5.25%, 11/01/33	260	260,736
2nd Lien Project, 5.00%, 11/01/42	915	981,987
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	877,072
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	200	222,662
5.00%, 02/15/50	100	110,908
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,610	1,627,388
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	4,315	4,439,401
Series B-2, 5.00%, 06/15/50	2,500	2,536,775
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	440	474,663
6.00%, 06/01/21	1,140	1,240,103

Security	Par (000)	Value

Illinois (continued)
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	$350	$364,917
Series A (NPFGC), 6.70%, 11/01/21	2,570	2,741,933
Series C (NPFGC), 7.75%, 06/01/20	505	531,578
State of Illinois, GO:
5.00%, 02/01/39	1,540	1,637,590
Series A, 5.00%, 04/01/35	3,000	3,172,860
Series A, 5.00%, 04/01/38	3,490	3,680,240
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	2,800	3,207,008
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	985	1,105,692
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,400	2,409,096

		46,795,538

Indiana — 3.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	790	916,155
7.00%, 01/01/44	1,905	2,192,426
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,510,190
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT,
5.00%, 07/01/44	450	489,218
5.00%, 07/01/48	1,430	1,549,191
5.25%, 01/01/51	405	442,487
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	840	848,324
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,270	1,399,134

		11,347,125

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa — 1.3%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	$2,810	$3,082,739
Midwestern Disaster Area, 5.25%, 12/01/25	460	503,962
5.88%, 12/01/26(a)	410	430,270
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	140	144,178

		4,161,149

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	995	1,130,469
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	1,235	1,464,599
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(e)	1,200	1,265,208

		3,860,276

Louisiana — 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,504,359
Louisiana Public Facilities Authority, Refunding RB, Tulane University of Louisiana Project, 4.00%, 12/15/50	2,000	2,136,500
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,020	1,047,785
5.25%, 05/15/31	870	918,059
5.25%, 05/15/32	1,110	1,201,764
5.25%, 05/15/33	1,205	1,303,256
5.25%, 05/15/35	505	556,212

		10,667,935

Maryland — 0.6%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	750	772,125

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB:
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	$420	$496,780
University of Maryland Medical System, Series B (NPFGC), 7.00%, 07/01/22(f)	525	597,356

		1,866,261

Massachusetts — 0.3%
Massachusetts Development Finance Agency, Refunding RB, New Bridge Charles, Inc.(a):
4.00%, 10/01/32	215	228,917
4.13%, 10/01/42	470	489,529
5.00%, 10/01/57	340	370,382

		1,088,828

Michigan — 3.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,425	4,840,640
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	760	785,992
5.50%, 05/15/36	620	636,238
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	880	951,861
Trinity Health Credit Group, 5.00%, 12/01/48	2,000	2,380,780
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	990	1,201,236
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,070	1,245,865

		12,042,612

Minnesota — 1.4%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,020	2,194,467
5.25%, 02/15/53	2,045	2,419,808

		4,614,275

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 3.5%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 04/01/22	$3,000	$3,377,880
State of Mississippi, RB, Series A:
5.00%, 10/15/37	1,000	1,219,110
4.00%, 10/15/38	5,000	5,519,250
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(b)	1,065	1,068,600

		11,184,840

Missouri — 2.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	278,465
State of Missouri Health & Educational Facilities Authority, RB, Kansas City Art Institute, 5.00%, 09/01/48	2,610	3,011,522
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	2,570	3,020,547
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	245	264,228

		6,574,762

Nebraska — 0.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	825	908,548
5.00%, 09/01/42	1,445	1,580,555

		2,489,103

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project,(a):
Series B, 4.63%, 11/01/42	1,545	1,584,181
Series C, AMT, 4.88%, 11/01/42	805	827,411

		2,411,592

New Jersey — 12.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,675	1,826,487
5.25%, 11/01/44	1,525	1,663,043
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,085	1,100,418

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	$1,955	$2,149,249
Series EEE, 5.00%, 06/15/48	3,690	4,154,276
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,425	1,582,405
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	2,240	2,610,810
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	740	800,717
Series E, 5.00%, 01/01/45	2,615	3,001,366
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	445	484,262
Transportation Program, Series AA, 5.00%, 06/15/44	825	890,571
Transportation System, Series A, 5.50%, 06/15/41	1,635	1,720,690
Transportation System, Series B, 5.25%, 06/15/36	2,460	2,590,134
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	525	598,810
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	13,345	14,445,829

		39,619,067

New York — 9.3%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	1,960	2,108,039
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,800	1,839,384
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,960	1,960,608
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,910	1,910,153
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	11,674,205

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	$1,220	$1,241,399
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,860	3,136,590
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	340	377,366
5.38%, 11/15/40(a)	850	951,830
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,225,475
6.00%, 12/01/42	1,250	1,311,012
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	1,780	2,186,855

		29,922,916

North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	595	656,791

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	950	1,099,207

Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	3,230	3,174,928
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	660	726,607
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	400	467,124
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	730	783,918

Security	Par (000)	Value

Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$275	$301,744

		5,454,321

Oklahoma — 1.7%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,050	2,184,787
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	1,155	1,367,809
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	1,950	2,088,002

		5,640,598

Pennsylvania — 3.2%
Allentown Neighborhood Improvement Zone Development Authority, RB, Subordinate, City Center Project(a):
5.00%, 05/01/28	225	238,448
5.13%, 05/01/32	230	251,859
5.38%, 05/01/42	435	479,231
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	635	683,298
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	555	598,623
5.00%, 09/01/43	1,220	1,450,788
Lancaster IDA, RB, Willow Valley Communities Project, 5.00%, 12/01/49(g)	1,300	1,483,872
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	850	953,275
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	1,907,709
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,035	1,104,562
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,261,391

		10,413,056

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 5.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	$675	$686,327
5.63%, 05/15/43	690	701,571
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,430	2,447,083
5.13%, 07/01/37	695	701,943
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	720	727,682
6.00%, 07/01/44	1,305	1,318,050
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	27	27,847
Series A-1, 4.75%, 07/01/53	1,554	1,514,560
Series A-1, 5.00%, 07/01/58	5,954	5,941,556
Series A-2, 5.00%, 07/01/58	2,941	2,822,742

		16,889,361

Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	820	910,077
Series B, 4.50%, 06/01/45	2,645	2,707,475
Series B, 5.00%, 06/01/50	2,945	3,080,912

		6,698,464

South Carolina — 6.8%
South Carolina Jobs EDA, Refunding RB:
Anmed Health Project, 5.00%, 02/01/36	2,505	2,867,549
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	3,060	3,610,739
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	3,280	3,403,918
AMT, 5.25%, 07/01/55	1,295	1,477,543
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,180	6,968,445
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,430	1,624,394
Series E, 5.25%, 12/01/55	1,735	1,990,097

		21,942,685

Security	Par (000)	Value

Tennessee — 0.9%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	$995	$1,130,410
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	690	798,033
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	955	1,133,480

		3,061,923

Texas — 8.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 01/01/21(b)	2,140	2,288,388
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	965	1,075,898
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,155	1,393,762
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	745	848,101
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	670	701,590
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	455	542,824
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	4,545	5,304,333
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	1,000	1,087,330
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic Center, Series A, 5.00%, 08/15/46(a)	1,980	2,011,640

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier System, 6.25%, 01/01/39	$1,310	$1,312,581
5.00%, 01/01/38	925	1,070,132
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,470	2,969,236
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,097,000
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	2,830,666
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	1,140	1,320,907

		26,854,388

Utah — 1.5%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	2,780	2,783,864
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	875	1,025,562
5.00%, 07/01/47	915	1,063,541

		4,872,967

Virginia — 1.9%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	1,160	1,218,580
Lexington Industrial Development Authority, RB, Kendal st Lexington, Series A, 5.00%, 01/01/48	820	891,004
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,615	1,756,458
6.00%, 01/01/37	1,940	2,143,506

		6,009,548

Washington — 2.7%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,465	1,717,961
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	755	855,219
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,290	2,587,906

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	$3,700	$3,708,399

		8,869,485

Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,489,921

Total Municipal Bonds — 126.9% (Cost — $379,093,874)		410,383,136

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 5.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(a)(d)(i)	3,057	3,310,679
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	9,480	9,574,705
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	3,075	3,680,653
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	1,077	1,077,114

		17,643,151

Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(a)(d)(i)	2,252	2,713,241
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(i)	2,129	2,133,748

		4,846,989

Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	5,679	5,934,444

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 1.1%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	$6	$6,815
4.00%, 02/15/41	3,219	3,523,416

		3,530,231

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,043	2,196,136
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	4,574	5,393,797
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,266	2,443,296

		10,033,229

New York — 5.9%
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(i):
5.75%, 02/15/21(b)	997	1,062,718
5.75%, 02/15/47	613	653,752
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	6,440	7,030,545
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	2,595	3,078,656
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	6,617	7,248,540

		19,074,211

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,550	2,970,699

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,340	2,790,192

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43(a)(d)	1,530	1,587,023

Security	Par (000)	Value

Texas — 3.2%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	$2,520	$2,767,033
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,400	3,633,716
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43(a)(d)	2,030	2,109,726
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	1,831	2,001,364

		10,511,839

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	2,833	3,026,479

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.3% (Cost — $77,500,028)		81,948,487

Total Long-Term Investments — 152.2% (Cost — $456,593,902)		492,331,623

	Shares

Short-Term Securities — 4.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(j)(k)	15,920,812	15,923,996

Total Short-Term Securities — 4.9% (Cost — $15,922,782)		15,923,996

Total Investments — 157.1% (Cost — $472,516,684)		508,255,619

Other Assets Less Liabilities — 0.8%		2,397,411

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.6)%		(47,096,727)

VMTP Shares at Liquidation Value — (43.3)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$323,556,303

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2019 to July 1, 2034, is $9,306,038.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Investment Value Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	10,503,939	5,416,873	15,920,812	$15,923,996	$56,049	$(54)	$2,259

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

EDC	Economic Development Corp.

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

SRF	State Revolving Fund

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	12	09/19/19	$1,529	$(12,347)
Long U.S. Treasury Bond	138	09/19/19	21,472	(378,388)
5-Year U.S. Treasury Note	28	09/30/19	3,292	(2,779)

				$(393,514)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$492,331,623	$—	$492,331,623
Short-Term Securities	15,923,996	—	—	15,923,996

	$15,923,996	$492,331,623	$—	508,255,619

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(393,514)	$—	$—	$(393,514)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(46,932,013)	$—	$(46,932,013)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(186,932,013)	$—	$(186,932,013)

12